Share-Based Compensation - Recognized share-based compensation expenses (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2018 $ / shares	Apr. 30, 2018 CNY (¥) shares	Feb. 28, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
Recognized share-based compensation expenses
Share-based compensation expense recognized				$ 367,392	¥ 2,557,706	¥ 6,841,573	¥ 116,505
Shares issued | shares						254,473,500
Costs of revenues
Recognized share-based compensation expenses
Share-based compensation expense recognized				3,424	23,835	¥ 3,488	796
Sales and marketing expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized				123,655	860,862	405,805	1,675
General and administrative expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized				112,994	786,641	6,296,186	108,141
Share-based compensation expense recognized on repurchase of ordinary shares			¥ 103,125
General and administrative expenses | A company controlled by the Founder | Class B ordinary shares
Recognized share-based compensation expenses
Share-based compensation expense recognized on repurchase of ordinary shares							103,125
The per share amount of share-based compensation expense | $ / shares	$ 0.000005
General and administrative expenses | A company controlled by the Founder | Class A ordinary shares
Recognized share-based compensation expenses
Share-based compensation expense recognized		¥ 5,953,717			0		0
Shares issued | shares		254,473,500
Research and development expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized				$ 127,319	¥ 886,368	¥ 136,094	¥ 5,893